PGIM Jennison Utility Fund
Schedule of Investments (unaudited) as of February 28, 2026
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks
Construction & Engineering 0.6%
Solv Energy, Inc. (Class A Stock)*	654,334	$20,624,608
Electric Utilities 60.5%
Alliant Energy Corp.(a)	1,402,743	101,474,429
American Electric Power Co., Inc.	493,085	65,984,635
Constellation Energy Corp.	870,086	287,023,970
Duke Energy Corp.	254,901	33,353,796
Elia Group SA/NV (Belgium)	583,733	92,745,712
Entergy Corp.	1,891,396	202,587,425
Evergy, Inc.	992,503	83,032,801
Exelon Corp.	2,094,436	103,611,749
IDACORP, Inc.	378,393	54,477,240
NextEra Energy, Inc.	4,829,935	452,903,005
NRG Energy, Inc.	422,994	75,699,006
PG&E Corp.	8,806,309	167,319,871
Pinnacle West Capital Corp.	226,053	22,673,116
PPL Corp.	2,303,982	89,809,218
Southern Co. (The)	1,864,467	181,561,796
Xcel Energy, Inc.	1,867,255	155,654,377
		2,169,912,146
Gas Utilities 2.4%
Atmos Energy Corp.	326,917	61,064,827
Chesapeake Utilities Corp.	178,560	24,278,803
		85,343,630
Independent Power Producers & Energy Traders 7.6%
Talen Energy Corp.*	276,269	102,487,511
Vistra Corp.	992,112	172,518,355
		275,005,866
Multi-Utilities 28.1%
Ameren Corp.	1,399,297	158,512,364
CenterPoint Energy, Inc.	4,175,634	181,640,079
CMS Energy Corp.	1,558,444	121,667,723
Dominion Energy, Inc.	902,956	57,012,642
DTE Energy Co.	347,792	51,556,686
NiSource, Inc.	3,076,169	145,502,794
Public Service Enterprise Group, Inc.	1,096,241	94,353,463
Sempra	2,051,954	197,541,611
		1,007,787,362

Total Long-Term Investments (cost $2,039,124,401)		3,558,673,612

Short-Term Investments 1.4%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)	18,048,472	18,048,472

PGIM Jennison Utility Fund

PGIM Jennison Utility Fund
Schedule of Investments (unaudited) (continued)
as of February 28, 2026
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 3.836%) (cost $31,848,164; includes $31,704,393 of cash collateral for securities on loan)(b)(wb)	31,870,473	$31,848,164

Total Short-Term Investments (cost $49,896,636)		49,896,636

TOTAL INVESTMENTS 100.6% (cost $2,089,021,037)		3,608,570,248
Liabilities in excess of other assets (0.6)%		(22,847,029)

Net Assets 100.0%		$3,585,723,219

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,417,262; cash collateral of $31,704,393 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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